Goodwill and Intangible Assets Disclosure: Schedule of Intangible Assets and Goodwill (Details) - USD ($)	Nov. 30, 2015	Aug. 31, 2015	May. 11, 2012
Details
Patents	$ 109,092	$ 109,092
Purchased Patents	1,467,500	1,467,500
Goodwill	5,000	5,000	$ 5,000
Less Amortization	(307,099)	(288,608)
Net Intangible Assets	$ 1,274,493	$ 1,292,984